Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUE:
Concentrate sales	$ 889,311	$ 229,469
EXPENSES:
General project costs	2,161,565	1,989,410
Consulting expense	528,817
Exploration expense	99,761	3,146
Officers and directors fees	340,590	253,752
Legal and professional	184,679	129,135
General and administrative	231,308	685,925
Loss on disposal of equipment	51,950
Total Expenses	3,598,670	3,061,368
OPERATING LOSS	(2,709,359)	(2,831,899)
OTHER INCOME (EXPENSE)
Gain on extinguishment of DMRJ debt (Note 12)		24,916,561
Interest and other income	6,032	236
Interest expense	(46,415)	(46,760)
Interest expense - related parties	(34,794)	(151,749)
Interest expense - DMRJ		(421,891)
Loss on settlement of consulting contract (Note 14)	(900,000)
Loss on settlement of redeemable stock (Note 20)	(63,094)
Financing expense	(28,663)	(120,000)
Total Other Income (Expense)	(1,066,934)	24,176,397
INCOME (LOSS) BEFORE INCOME TAXES	(3,776,293)	21,344,498
INCOME TAXES
NET INCOME (LOSS)	(3,776,293)	21,344,498
DEEMED CAPITAL CONTRIBUTION ON EXTINGUISHMENT OF PREFERRED STOCK (NOTE 12)		4,068,720
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (3,776,293)	$ 25,413,218
BASIC NET INCOME (LOSS) PER SHARE	$ (0.15)	$ 1.32
DILUTED NET INCOME (LOSS) PER SHARE	$ (0.15)	$ 1.12
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING-BASIC	25,591,877	19,196,808
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING-DILUTED	25,591,877	22,654,411